SHARE-BASED PAYMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Year	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Under this Stock Option Plan, unless otherwise determined by the board at the time of the granting of the options, 25% of the options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date. As per the determination of the board, (a) the stock options granted on June 24, 2019, December 6, 2019, January 14, 2020, March 15, 2021, September 3, 2021, September 29, 2021, March 14, 2022, June 14, 2022, May 29, 2023, July 7, 2023 and certain stock options granted on September 15, 2020 fully vested on the 4 month anniversary of the grant date, and (b) 50% of the stock granted on April 15, 2022 vested on the grant date and the remaining 50% of such stock options vested on the 5 month anniversary of the grant date, and (c) other stock options granted on September 15, 2020 and all of the stock options granted October 1, 2021 vested on the grant date.
Share-based payments	$ 27,413	$ 377,402	$ 782,815
Vesting of fair value at the date of grant of stock options previously granted	38,359	224,329	251,527
Amount capitalized to exploration and evaluation asset	0	$ 86,085	$ 138,308
Expected dividend, share options granted
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	0.26%
Expected volatility, share options granted	55.80%
Option life, share options granted | Year	0.5
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted	4.45%
Expected volatility, share options granted	101.24%
Option life, share options granted | Year	3